Derivatives (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 106	$ 49
Net Amount of Derivative Liabilities	81	35
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	106	43
Gross Amount of Elgible Offsetting Recognized Derivative Assets	25	14
Cash Collateral Pledged	0	0
Net Amount of Derivative Liabilities	81	29
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	6
Net Amount of Derivative Liabilities	$ 0	$ 6